RECENTLY IMPLEMENTED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
RECENTLY IMPLEMENTED ACCOUNTING STANDARDS	RECENTLY IMPLEMENTED ACCOUNTING STANDARDS
In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses, Measurement of Credit Losses on Financial Instruments ("ASC 326"), replacing the incurred loss impairment model that recognizes losses when a probable threshold is met with a requirement to recognize lifetime expected credit losses immediately when a financial asset is originated or purchased. The standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The new guidance on the current expected credit loss ("CECL") impairment model requires an estimate of expected credit loss, measured over the contractual life of an asset, that considers reasonable and supportable forecasts of future economic conditions in addition to historical experience and current conditions. The objective is to present the entity’s estimate of the net amount expected to be collected on the financial assets. The measurement of expected credit losses under the CECL methodology is applicable to financial assets measured at amortized cost, net investment in leases recognized by lessor and off-balance sheet credit exposures not accounted for as insurance. In addition, ASC 326 made changes to the accounting for available for sale debt securities.

On January 1, 2020, the Company adopted ASC 326 using the modified retrospective method. Results for reporting periods beginning after January 1, 2020 are presented under ASC 326 while prior period amounts continue to be reported in accordance with previously applicable GAAP. The Company recorded a net decrease to retained earnings of $779 as of January 1, 2020 for the cumulative effect of adopting ASC 326 as a result of measuring expected credit losses on trade accounts receivable.

The cumulative effect is allocated between continuing and discontinued operations as follows:

Effect of adoption of ASC 326	Amount
Continuing operations	$917
Discontinued operations	(138)
$779
In January 2017, FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This new guidance simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Under the new guidance, entities will perform goodwill impairment tests by comparing fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The standard is effective for fiscal years beginning after December 15, 2019 and we adopted it on January 1, 2020. The standard did not have any impact on our consolidated statements at adoption.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) and subsequent amendments to the initial guidance: ASU 2017-13, ASU 2018-10, ASU 2018-11, ASU 2018-20 and ASU 2019-01 (collectively, Topic 842).  This update is to improve transparency and comparability among organizations by requiring lessees to recognize ROU assets and lease liabilities on the balance sheet and requiring additional disclosure about leasing arrangements.  The standard is effective for fiscal years beginning after December 15, 2018.  We adopted the standard effective January 1, 2019, applying the optional transition method permitted under ASU 2018-11, which relieves entities from restating comparative financial statements, allowing entities to apply and adopt the new lease standard as at the effective date, rather than as of the first date of the earliest period presented.  We elected the package of practical expedients provided under the guidance, which applies to expired or existing leases and allows the Company not to reassess whether a contract contains a lease, the lease classification, and any initial direct costs incurred.  We also elected the practical expedient to expense short term leases (12 months or less) on a straight-line basis over the lease term, and to not separate the lease and non-lease components for all of our leases. See note 20, Leases.
Upon adoption of Topic 842 effective January 1, 2019, we recognized operating lease liabilities of $31.5 million and corresponding ROU assets of $27.0 million. The $4.5 million difference between operating lease liabilities and right-of-use assets recognized is due to deferred rent and exit cost accruals recorded under prior lease accounting standards. Topic 842 requires such balances to be reclassified against ROU assets at transition. In future periods such balances will not be presented separately. Our accounting for finance leases remains substantially unchanged.